United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Six months ended 09/30/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2011

Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.

Fund Established 1977

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2011 through September 30, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	11.9%
Health Care	8.8%
Media — Non-Cable	7.6%
Energy	6.7%
Automotive	6.1%
Financial Institutions	5.8%
Retailers	4.8%
Gaming	4.5%
Food & Beverage	4.2%
Industrial — Other	4.2%
Consumer Products	4.0%
Packaging	4.0%
Other[2]	23.9%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities — Net[4]	2.1%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.0%
		Aerospace/Defense – 1.7%
$1,600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	1,612,000
2,050,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	1,916,750
2,800,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,590,000
1,225,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	1,085,656
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,094,500
1,922,086	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,047,022
600,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	633,000
5,375,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,495,937
		TOTAL	16,474,865
		Automotive – 5.9%
1,375,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,333,750
1,575,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,614,375
1,875,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	1,706,250
427,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	446,215
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,886,625
2,050,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	1,609,250
4,125,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	3,196,875
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,819,375
400,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	382,000
400,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	382,000
4,875,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,558,125
825,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	842,069
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,026,063
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,846,999
6,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	7,332,540
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,196,503
4,125,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,877,500
400,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	358,000
1,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,305,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	414,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	501,125
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,134,375
2,600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	2,678,000
2,675,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	2,474,375
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,818,750
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	1,925,625
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	757,500
1,600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	1,592,000
4,425,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	4,120,781
		TOTAL	58,136,420
		Building Materials – 2.0%
400,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	306,000
2,625,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	2,139,375
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	904,875
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,281,375
1,500,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,473,750
2,600,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	2,359,500
5,175,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,748,063
3,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	2,713,500
1,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	1,581,000
2,900,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	2,378,000
		TOTAL	19,885,438
		Chemicals – 3.1%
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,286,250
1,050,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,055,250
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,905,000
2,150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	1,585,625
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,058,125
2,200,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	2,117,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,834,750
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,746,187
2,850,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,966,500
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,177,125
1,200,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	1,320,000
2,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	1,874,500
2,000,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	1,955,000
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,059,750
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,744,875
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,382,828
1,075,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	943,313
		TOTAL	30,012,578
		Construction Machinery – 1.0%
875,000		Case New Holland, Sr. Note, Series WI, 7.875%, 12/1/2017	936,250
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	870,000
1,359,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	1,359,000
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,305,125
1,075,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,134,125
4,050,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,736,125
		TOTAL	9,340,625
		Consumer Products – 4.0%
2,650,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	2,544,000
2,375,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,493,750
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,842,500
1,485,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,562,963
2,125,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	2,178,125
1,128,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,195,680
6,425,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	6,087,687
3,450,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	3,575,062
1,325,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,417,750
4,748,270		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	5,163,744
7,675,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	7,137,750
		TOTAL	39,199,011
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy – 6.7%
$3,925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	2,752,406
900,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	859,500
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,318,625
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	598,438
725,000		Brigham Exploration Co., Company Guarantee, 6.875%, 6/1/2019	710,500
3,575,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	3,056,625
3,550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,976,000
625,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	609,375
3,350,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	3,366,750
3,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	3,333,750
1,725,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	1,953,562
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,570,750
2,000,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	1,810,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,079,000
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,663,250
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,068,000
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,075,000
1,225,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,203,563
773,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	815,515
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	511,875
1,125,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,220,625
2,200,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,947,000
3,075,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	2,859,750
3,425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	3,467,812
1,600,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,608,000
675,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	624,375
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,992,375
3,200,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,168,000
1,675,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,808,116
1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,231,125
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,133,000
825,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	853,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	970,000
3,075,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	2,998,125
		TOTAL	65,214,662
		Entertainment – 1.0%
4,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	4,150,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,648,375
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	712,500
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,380,375
		TOTAL	9,891,250
		Financial Institutions – 5.8%
2,786,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	2,810,378
1,000,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	908,750
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	974,526
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,029,750
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	5,848,375
2,750,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	2,407,628
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,050,000
20,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	19,522,125
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	734,419
800,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	697,130
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,375,500
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,490,625
8,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	8,563,750
7,825,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,257,687
		TOTAL	56,670,643
		Food & Beverage – 4.2%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	3,935,250
4,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,248,063
1,125,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.754%, 2/1/2015	1,046,250
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,178,750
2,000,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	1,700,000
500,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	541,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,287,437
3,875,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	3,942,813
6,400,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	6,640,000
3,900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	3,890,250
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,173,625
1,150,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,187,375
4,825,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	4,378,687
		TOTAL	41,149,750
		Gaming – 4.5%
2,969,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,887,353
2,150,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	2,090,875
4,900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	4,924,500
5,600,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,677,000
4,575,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,494,937
8,875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	7,743,437
500,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	551,250
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	2,813,000
2,300,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	2,300,000
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	829,250
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	2,701,875
3,480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,466,080
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	631,250
3,250,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,217,500
		TOTAL	44,328,307
		Health Care – 8.8%
3,975,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	3,816,000
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,686,250
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,047,687
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,060,125
5,475,000	[1,2]	CDRT Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	5,091,750
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,218,125
1,875,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	1,612,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,025,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	861,000
2,650,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	2,491,000
1,875,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	1,884,375
3,200,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	3,016,000
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,658,250
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	980,000
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	2,955,375
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	352,625
5,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	4,995,000
3,125,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	2,546,875
3,100,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	2,743,500
5,500,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	5,472,500
1,425,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,460,625
814,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	843,508
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,200,875
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	1,319,125
3,225,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,156,469
1,400,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	1,370,250
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,488,152
5,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	4,958,437
		TOTAL	86,286,378
		Industrial - Other – 4.2%
2,450,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,437,750
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,170,000
1,050,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	955,500
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,604,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,834,125
3,100,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	2,991,500
2,175,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	1,979,250
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,713,500
2,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,641,562
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,798,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,350,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,897,750
1,275,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,262,250
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,649,375
3,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,176,250
2,625,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,821,875
2,500,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	2,487,500
1,175,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,169,125
750,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	783,750
		TOTAL	41,373,937
		Lodging – 0.6%
1,275,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,265,438
2,500,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	2,500,000
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,633,125
		TOTAL	5,398,563
		Media - Cable – 1.6%
725,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	721,375
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,080,375
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	639,063
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	496,375
2,800,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,730,000
775,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	753,687
3,175,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	3,159,125
1,650,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,856,250
3,675,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	3,987,375
		TOTAL	15,423,625
		Media - Non-Cable – 7.6%
1,025,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	1,055,750
5,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	3,774,875
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,080,688
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	484,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,475,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	2,945,062
2,525,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,379,813
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,193,625
4,125,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	2,949,375
5,725,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	64,406
1,325,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,142,813
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,523,500
1,575,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,464,750
1,700,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	1,585,250
9,300,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,509,250
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	904,500
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,160,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,604,688
4,300,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,665,500
725,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	779,375
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,337,000
3,760,379		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	3,591,162
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,101,875
2,725,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,513,812
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,733,625
4,775,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	4,775,000
2,375,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,582,812
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,817,000
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,562,875
		TOTAL	74,282,881
		Metals & Mining – 0.1%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	297
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,175,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	967,876
		TOTAL	968,173
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Packaging – 4.0%
$2,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,556,625
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,581,750
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,661,625
3,933,173		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	3,815,178
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,115,625
1,000,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,005,000
2,100,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,123,625
1,575,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	1,590,750
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	496,375
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	862,125
3,500,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,447,500
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.75%, 5/15/2018	2,380,000
3,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	2,757,375
1,650,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	1,460,250
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,309,000
1,775,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.50%, 10/15/2016	1,788,312
3,550,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	2,822,250
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,648,250
3,625,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	3,670,313
		TOTAL	39,091,928
		Paper – 0.5%
1,000,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,050,000
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	921,375
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	374,062
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	853,469
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	456,875
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	618,000
1,125,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	1,096,875
		TOTAL	5,370,656
		Restaurants – 1.4%
5,875,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	5,860,312
4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,715,313
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014	2,707,375
		TOTAL	13,283,000
		Retailers – 4.8%
1,900,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	1,776,500
1,475,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,637,250
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	975,875
4,850,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,613,250
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,023,000
5,750,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	5,031,250
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,724,000
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,200,875
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	630,000
1,875,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	2,006,250
5,175,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,369,062
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	6,144,687
3,525,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	3,745,313
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	4,800,875
2,700,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	2,308,500
		TOTAL	46,986,687
		Services – 1.8%
4,200,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,305,000
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,191,375
1,425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	1,556,813
3,225,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	3,047,625
5,600,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,796,000
		TOTAL	17,896,813
		Technology – 11.9%
1,900,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,871,500
1,750,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,758,750
4,325,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	3,957,375
3,925,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,964,250
7,375,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	6,526,875
975,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	936,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	726,250
4,050,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	3,969,000
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,454,000
3,750,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	3,384,375
4,475,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	4,072,250
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	600,875
825,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	862,125
1,775,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,411,125
2,800,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,226,000
3,700,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,718,500
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	3,871,875
4,600,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	4,439,000
4,175,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	3,903,625
3,050,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	3,294,000
2,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,294,250
3,300,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,481,500
4,075,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,850,875
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	3,869,000
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,202,500
4,625,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	3,676,875
1,487,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,509,305
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,561,000
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,675,000
1,200,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,110,000
3,150,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	2,819,250
2,050,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	2,044,875
3,350,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	3,299,750
3,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	3,390,750
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,846,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,475,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,557,125
1,950,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,823,250
4,350,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	4,284,750
1,100,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	1,182,500
		TOTAL	116,426,930
		Transportation – 0.9%
4,200,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	3,864,000
2,175,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	2,164,125
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	1,961,875
383,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	384,915
		TOTAL	8,374,915
		Utility — Electric – 2.0%
3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,360,000
2,225,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,501,875
961,233	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	938,863
1,800,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	1,647,000
1,250,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,150,000
2,600,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	2,694,250
1,825,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	1,706,375
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,454,570
4,200,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,596,000
2,025,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,630,125
		TOTAL	19,679,058
		Utility — Natural Gas – 2.4%
4,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,969,750
4,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,310,687
1,050,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	897,750
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,729,375
4,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	3,797,250
504,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	516,600
1,225,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,332,188
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,940,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,258,625
		TOTAL	23,752,850
		Wireless Communications – 3.4%
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	736,250
3,775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	3,605,125
3,550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	3,372,500
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	223,875
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	2,182,375
5,200,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,589,000
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,194,375
5,450,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,191,125
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	8,996,000
3,600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,114,000
		TOTAL	33,204,625
		Wireline Communications – 0.1%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	470,250
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	632,813
		TOTAL	1,103,063
		TOTAL CORPORATE BONDS (IDENTIFIED COST $970,778,917)	939,207,631
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
37,829	[3]	General Motors Co.	763,389
9,550,000	[1,3]	General Motors Co. Escrow Shares	119,375
		TOTAL	882,764
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,418,116)	882,764
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
3,565	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,104,130)	2,387,548
		WARRANTS – 0.1%
		Automotive – 0.1%
34,390	[3]	General Motors Co., Warrants	400,299
34,390	[3]	General Motors Co., Warrants	272,713
		TOTAL WARRANTS (IDENTIFIED COST $4,014,674)	673,012
		MUTUAL FUND – 1.4%
13,895,987	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17% (AT NET ASSET VALUE)	13,895,987
		TOTAL INVESTMENTS — 97.9% (IDENTIFIED COST $1,001,211,824)[8]	957,046,942
		OTHER ASSETS AND LIABILITIES - NET — 2.1%[9]	20,878,613
		TOTAL NET ASSETS — 100%	$977,925,555
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $322,555,748, which represented 33.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2011, these liquid restricted securities amounted to $319,540,373, which represented 32.7% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $997,229,852.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$939,207,334	$297	$939,207,631
Equity Securities:
Common Stock
Domestic	763,389	119,375	0	882,764
International	—	—	0	0
Preferred Stock
Domestic	—	2,387,548	—	2,387,548
Warrants	673,012	—	—	673,012
Mutual Fund	13,895,987	—	—	13,895,987
TOTAL SECURITIES	$15,332,388	$941,714,257	$297	$957,046,942

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock Domestic Securities	Investments in Common Stock International Securities
Balance as of April 1, 2011	$297	$0	$5,764
Change in unrealized appreciation (depreciation)	192	—	(5,764)
(Sales)	(192)	—	—
Balance as of September 30, 2011	$297	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2011	$192	$ —	$(5,764)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.71	$7.35	$5.39	$7.32	$8.11	$7.87
Income From Investment Operations:
Net investment income	0.27	0.58	0.57	0.60	0.57[1]	0.58[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)	0.36	1.96	(1.93)	(0.77)	0.25
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.94	2.53	(1.33)	(0.20)	0.83
Less Distributions:
Distributions from net investment income	(0.28)	(0.58)	(0.57)	(0.60)	(0.59)	(0.59)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.09	$7.71	$7.35	$5.39	$7.32	$8.11
Total Return[3]	(4.53)%	13.42%	48.58%	(18.87)%	(2.59)%	11.05%
Ratios to Average Net Assets:
Net expenses	1.23%[4]	1.23%	1.23%	1.23%	1.23%	1.22%
Net investment income	7.19%[4]	7.66%	8.68%	9.45%	7.29%	7.35%
Expense waiver/reimbursement[5]	0.01%[4]	0.01%	0.02%	0.03%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$750,568	$833,523	$764,171	$481,308	$588,068	$700,306
Portfolio turnover	17%	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.69	$7.34	$5.38	$7.31	$8.10	$7.86
Income From Investment Operations:
Net investment income	0.25	0.54	0.52	0.56	0.51[1]	0.52[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)	0.34	1.96	(1.94)	(0.76)	0.25
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.88	2.48	(1.38)	(0.25)	0.77
Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.52)	(0.55)	(0.54)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.08	$7.69	$7.34	$5.38	$7.31	$8.10
Total Return[3]	(4.77)%	12.44%	47.55%	(19.51)%	(3.33)%	10.22%
Ratios to Average Net Assets:
Net expenses	1.99%[4]	1.99%	1.99%	1.99%	1.99%	1.97%
Net investment income	6.42%[4]	6.92%	7.93%	8.51%	6.48%	6.58%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.01%	0.03%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,329	$114,006	$150,115	$139,686	$257,256	$409,977
Portfolio turnover	17%	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.69	$7.34	$5.38	$7.31	$8.10	$7.86
Income From Investment Operations:
Net investment income	0.24	0.53	0.52	0.55	0.51[1]	0.52[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.60)	0.35	1.96	(1.93)	(0.76)	0.25
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.88	2.48	(1.38)	(0.25)	0.77
Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.52)	(0.55)	(0.54)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.08	$7.69	$7.34	$5.38	$7.31	$8.10
Total Return[3]	(4.77)%	12.44%	47.55%	(19.50)%	(3.32)%	10.24%
Ratios to Average Net Assets:
Net expenses	1.99%[4]	1.99%	1.99%	1.98%	1.98%	1.97%
Net investment income	6.44%[4]	6.90%	7.93%	8.67%	6.51%	6.60%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.01%	0.04%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,028	$169,501	$152,335	$87,576	$108,654	$147,719
Portfolio turnover	17%	41%	35%	19%	20%	32%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $13,895,987 of investments in an affiliated holding (Note 5) (identified cost $1,001,211,824)		$957,046,942
Cash		4,869
Income receivable		25,081,298
Receivable for investments sold		4,033,283
Receivable for shares sold		2,034,704
TOTAL ASSETS		988,201,096
Liabilities:
Payable for investments purchased	$5,889,230
Payable for shares redeemed	3,606,659
Payable for distribution services fee (Note 5)	143,504
Payable for shareholder services fee (Note 5)	368,829
Accrued expenses	267,319
TOTAL LIABILITIES		10,275,541
Net assets for 137,910,042 shares outstanding		$977,925,555
Net Assets Consist of:
Paid-in capital		$1,225,057,892
Net unrealized depreciation of investments		(44,164,882)
Accumulated net realized loss on investments and foreign currency transactions		(202,828,952)
Distributions in excess of net investment income		(138,503)
TOTAL NET ASSETS		$977,925,555
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($750,567,906 ÷ 105,802,968 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.09
Offering price per share (100/95.50 of $7.09)		$7.42
Redemption proceeds per share (98.00/100 of $7.09)		$6.95
Class B Shares:
Net asset value per share ($77,329,399 ÷ 10,918,567 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.08
Offering price per share		$7.08
Redemption proceeds per share (92.50/100 of $7.08)		$6.55
Class C Shares:
Net asset value per share ($150,028,250 ÷ 21,188,507 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.08
Offering price per share		$7.08
Redemption proceeds per share (97.00/100 of $7.08)		$6.87

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Interest			$45,330,293
Dividends (including $8,175 received from an affiliated holding (Note 5))			132,950
TOTAL INCOME			45,463,243
Expenses:
Investment adviser fee (Note 5)		$4,045,905
Administrative fee (Note 5)		421,314
Custodian fees		21,743
Transfer and dividend disbursing agent fees and expenses		603,355
Directors'/Trustees' fees		8,956
Auditing fees		13,800
Legal fees		2,973
Portfolio accounting fees		95,480
Distribution services fee (Note 5)		976,581
Shareholder services fee (Note 5)		1,345,681
Account administration fee (Note 2)		1,009
Share registration costs		41,071
Printing and postage		50,785
Insurance premiums		3,250
Taxes		42,592
Miscellaneous		7,039
TOTAL EXPENSES		7,681,534
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(12,692)
Waiver of administrative fee	(10,789)
Reimbursement of shareholder services fee	(15,568)
TOTAL WAIVERS AND REIMBURSEMENTS		(39,049)
Net expenses			7,642,485
Net investment income			37,820,758
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			16,902,270
Net change in unrealized appreciation of investments			(101,622,888)
Net realized and unrealized loss on investments			(84,720,618)
Change in net assets resulting from operations			$(46,899,860)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,820,758	$80,830,978
Net realized gain (loss) on investments	16,902,270	(10,576,675)
Net change in unrealized appreciation/depreciation of investments	(101,622,888)	62,998,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(46,899,860)	133,252,897
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(30,609,796)	(61,901,095)
Class B Shares	(3,213,380)	(9,199,535)
Class C Shares	(5,542,234)	(11,195,204)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,365,410)	(82,295,834)
Share Transactions:
Proceeds from sale of shares	101,180,145	215,854,367
Net asset value of shares issued to shareholders in payment of distributions declared	33,006,279	65,623,154
Cost of shares redeemed	(187,078,434)	(282,121,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,892,010)	(643,590)
Redemption Fees	52,489	95,809
Change in net assets	(139,104,791)	50,409,282
Net Assets:
Beginning of period	1,117,030,346	1,066,621,064
End of period (including undistributed (distributions in excess of) net investment income of $(138,503) and $1,406,149, respectively)	$977,925,555	$1,117,030,346

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$887
Class C Shares	122
TOTAL	$1,009

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 6/10/2009	$2,458,337	$2,590,000
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$400,000	$306,000
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
General Motors Co. Escrow Shares	4/21/2011	$238,750	$119,375
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$26,419	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,831,162	$82,186,175	21,843,305	$163,557,492
Shares issued to shareholders in payment of distributions declared	3,413,798	25,710,625	6,708,449	49,949,285
Shares redeemed	(16,602,190)	(124,867,565)	(24,319,426)	(181,741,116)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,357,230)	$(16,970,765)	4,232,328	$31,765,661
	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	874,390	$6,599,255	2,117,230	$15,814,473
Shares issued to shareholders in payment of distributions declared	342,718	2,584,250	942,019	6,991,134
Shares redeemed	(5,115,966)	(38,825,677)	(8,688,788)	(64,879,786)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,898,858)	$(29,642,172)	(5,629,539)	$(42,074,179)
	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,643,123	$12,394,715	4,877,339	$36,482,402
Shares issued to shareholders in payment of distributions declared	626,358	4,711,404	1,167,876	8,682,735
Shares redeemed	(3,116,210)	(23,385,192)	(4,764,041)	(35,500,209)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(846,729)	$(6,279,073)	1,281,174	$9,664,928
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,102,817)	$(52,892,010)	(116,037)	$(643,590)

Semi-Annual Shareholder Report

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended September 30, 2011, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $40,010, $4,485 and $7,994, respectively. For the year ended March 31, 2011, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $69,934, $11,925 and $13,950, respectively.

4. FEDERAL TAX INFORMATION

At September 30, 2011, the cost of investments for federal tax purposes was $997,229,852. The net unrealized depreciation of investments for federal tax purposes was $40,182,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,964,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,147,359.

At March 31, 2011, the Fund had a capital loss carryforward of $197,740,419 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$108,709,413
2015	$4,718,377
2016	$2,637,413
2017	$9,669,785
2018	$42,203,221
2019	$29,802,210

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, the Adviser voluntarily waived $6,409 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,789 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$360,662
Class C Shares	615,919
TOTAL	$976,581

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2011, FSC retained $101,906 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2011, FSC retained $68,476 in sales charges from the sale of Class A Shares. FSC also retained $259 and $1,060 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,020,276	$(15,568)
Class B Shares	120,221	—
Class C Shares	205,184	—
TOTAL	$1,345,681	$(15,568)

For the six months ended September 30, 2011, FSSC received $55,411 of fees paid by the Fund.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2011, the Adviser reimbursed $6,283. Transactions involving the affiliated holding during the six months ended September 30, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2011	16,045,014
Purchases/Additions	142,376,173
Sales/Reductions	144,525,200
Balance of Shares Held 9/30/2011	13,895,987
Value	$13,895,987
Dividend Income	$8,175

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2011, were as follows:

Purchases	$177,440,506
Sales	$234,433,621
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$954.70	$6.01
Class B Shares	$1,000	$952.30	$9.71
Class C Shares	$1,000	$952.30	$9.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.21
Class B Shares	$1,000	$1,015.05	$10.02
Class C Shares	$1,000	$1,015.05	$10.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	1.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed HIGH INCOME BOND fund, iNC. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011